Loss Per Share (Tables)	6 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted loss per common share
	For the Six Months Ended December 31,
	2019	2018

Net loss	$(1,340,761)	$(8,772,832)
Net loss from continuing operations	(1,340,761)	(288,315)
Net loss from discontinued operations	-	(8,484,517)

Weighted Average Shares Outstanding-Basic and Diluted	31,289,010	13,324,716

Loss per share- basic and diluted	$(0.04)	$(0.66)
Net loss income per share from continuing operations – basic and diluted	$(0.04)	$(0.02)
Net loss per share from discontinued operations – basic and diluted	$-	$(0.64)